Note 7 - Investment in Associate - Gain (Loss) on Remeasurement, Ownership, and Control (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Investment in NevGold - July 13, 2023	$ 6,297	$ 0
NevGold Corp [member]
Statement Line Items [Line Items]
Investment in NevGold - July 13, 2023	6,297	$ 6,335
Share of loss in NevGold	(147)
Share of OCI in NevGold	78
Gain on dilution of ownership interest in NevGold	$ 31